Share-based Payment Expense - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€) Rate	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€) yr	Dec. 31, 2022 EUR (€) mo	Dec. 31, 2021 USD ($) yr	Dec. 31, 2020 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure Of Share Based Compensation Expense [line items]
Share-based payment expense			$ 100						$ 108	$ 93
Number of years service period used for calculating share price	2 years
Description of option Life share options granted | Rate		10
Aggregate continuing and discontinued operations
Disclosure Of Share Based Compensation Expense [line items]
Share-based payment expense			101						110	96
2014 Performance Share Plan
Disclosure Of Share Based Compensation Expense [line items]
Share-based payment expense			$ 97						$ 106	$ 90
Percentage of awards subject to TSR measure				20.00%					25.00%	25.00%
Percentage of awards measured against a tailored sector peer group				20.00%					25.00%	25.00%
Percentage of awards subject to new sustainability and diversity scorecard metric				15.00%
Percentage of awards subject to cashflow measure				45.00%					50.00%	50.00%
Fair value portion of awards subject to total share holder return against peer group (in euros per share) | €	€ 19,040,000.00	€ 19,040,000.00		€ 19,040,000.00	€ 19,040,000.00		€ 19,040,000.00	€ 19,040,000.00			€ 22,230,000	€ 18,520,000
2010 Savings related share option exercisable within six months after third anniversary of contract [member]
Disclosure Of Share Based Compensation Expense [line items]
Description of option Life share options granted		0.33					3		3
Sample period for determining expected volatility of share prices | mo								37
2010 Savings Related Share Option Exercisable Within Six Months After Fifth Anniversary of Contract
Disclosure Of Share Based Compensation Expense [line items]
Description of option Life share options granted		0.20					5		5
Sample period for determining expected volatility of share prices | mo								61
2010 and 2021 Savings Related Share Option Schemes | Maximum
Disclosure Of Share Based Compensation Expense [line items]
Participants monthly savings from net salaries					€ 500	£ 500
Fixed period of monthly savings | yr							5
Discount rate percentage of market price on date of invitation of each savings contract	15.00%	15.00%		15.00%	15.00%		15.00%	15.00%
2010 and 2021 Savings Related Share Option Schemes | Minimum
Disclosure Of Share Based Compensation Expense [line items]
Fixed period of monthly savings | yr							3